Other Income	12 Months Ended
Dec. 31, 2012
Other Income (Abstract)
Other Income

16.Other Income

Other income for the year ended December 31, 2012, relates mainly to claim recoveries for damages that had been incurred in one of the Company’s vessels of $703,422 and to a cash compensation of $29,137 received from KLC as the first annual installment in connection with the Settlement Agreement as discussed in Note 19. There was no such income recognized for the years ended December 31, 2010 and 2011.